Land Use Rights (Details) - Schedule of land use rights - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of land use rights [Abstract]
Land use rights	$ 773,383	$ 1,097,384
Accumulated amortization	(120,258)	(88,379)
Land use rights, net	$ 653,125	$ 1,009,005